Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 9 – Stockholders’ Equity

Three Months Ended March 31, 2019

In January 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 60,000 shares of common stock with a fair value of $26,600 to service providers.

In February 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 268,615 shares of common stock for conversion of notes payable and accrued interest in the amount of $53,723.

Three Months Ended March 31, 2018

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 260,000 shares of common stock to accredited investors in a private placement for cash of $47,000.

In January 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 1,200,000 shares of common stock with a fair value of $138,000 to management and board members.

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 352,326 shares of common stock with a fair value of $43,664 to service providers.

NOTE 8	STOCKHOLDERS’ EQUITY

Twelve Months Ended December 31, 2018

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 260,000 shares of common stock to accredited investors in a private placement for cash of $47,000.

In January 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 1,200,000 shares of common stock with a fair value of $138,000 to management and board members.

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 352,326 shares of common stock with a fair value of $43,664 to service providers.

In April and May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 340,000 shares of common stock with a fair value of $174,800 to service providers.

In May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 150,000 shares of common stock to accredited investors who are family members of Robert J Bowdring, a Board Member in a private placement for cash of $30,000.

In May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 3,020,000 shares of common stock with a fair value of $1,540,000 to a board member, Dr. Kevin Doody for services previously provided to the Company.

In October 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 4,895,076 shares of common stock with a fair value of $1,914,831 to employees and service providers.

In November 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 262,080 shares of common stock for conversion of notes payable and accrued interest in the amount of $52,416.

In December 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 793,335 shares of common stock for conversion of notes payable and accrued interest in the amount of $158,667.

In December 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 887,306 shares of common stock with a fair value of $349,602 to employees and service providers.

Twelve Months Ended December 31, 2017

In March 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 196,000 shares of restricted common stock with a fair value of $59,242 to service providers.

In March 2017, pursuant to Section 4(2) of the Securities Act, the Company negotiated the conversion of $10,000 of past due Bridge Notes and accrued interest into 341,000 shares of restricted common stock resulting in a loss on debt settlement in the amount of $40,869.

In April 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 51,750 shares of restricted common stock with a fair value of $17,201 to service providers.

In June 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 99,412 shares of restricted common stock with a fair value of $30,898 to service providers.

In September 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 133,960 shares of restricted common stock with a fair value of $28,576 to service providers.

In September 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 262,500 shares of restricted common stock for cash proceeds of $44,625.

In November 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 395,550 shares of restricted common stock with a fair value of $79,215 to service providers.

In November 2017, pursuant to Section 4(2) of the Securities Act, the Company issued 55,556 shares of restricted common stock for cash proceeds of $10,000.